Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment
Balance beginning of period	$ 916,697
Depreciation	(31,797)	$ (30,680)	$ (30,330)
Balance end of period	884,900	916,697
Vessel Cost
Property Plant And Equipment
Balance beginning of period	1,167,909	1,167,909
Balance end of period	1,167,909	1,167,909	1,167,909
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(251,212)	(220,532)
Depreciation	(31,797)	(30,680)
Balance end of period	(283,009)	(251,212)	(220,532)
Net Book Value
Property Plant And Equipment
Balance beginning of period	916,697	947,377
Depreciation	(31,797)	(30,680)
Balance end of period	$ 884,900	$ 916,697	$ 947,377